UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Matrix Asset Advisors, Inc.

Address:   747 Third Avenue, 31st Floor
           New York, NY  10017


Form 13F File Number: 028-05690


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David A. Katz
Title:  President
Phone:  (212) 486-2004

Signature,  Place,  and  Date  of  Signing:

/s/ David A. Katz                  747 Third Avenue NY, NY 10017      8/6/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              77

Form 13F Information Table Value Total:  $      837,487
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12230             Alps Advisers, Inc.
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
3M Company                     COM            88579y101     1415    17915 SH       SOLE                  17915      0    0
Abbott Laboratories            COM            002824100     1638    35025 SH       SOLE                  35025      0    0
Ace Ltd                        COM            G0070K103     1336    25950 SH       SOLE                  25950      0    0
Agrium Inc                     COM            008916108      567    11590 SH       SOLE                  11590      0    0
Alcoa Inc.                     COM            013817101    19532  1941527 SH       SOLE       410000   1531527      0    0
American Express Co.           COM            025816109    23882   601556 SH       SOLE       129500    472056      0    0
Amgen                          COM            031162100     1061    20165 SH       SOLE                  20165      0    0
Analog Devices                 COM            032654105    24676   885715 SH       SOLE       197500    688215      0    0
Apache                         COM            037411105     1157    13746 SH       SOLE                  13746      0    0
Archer-Daniels-Midland Co.     COM            039483102    11838   458485 SH       SOLE       120000    338485      0    0
Bank of America Corp.          COM            060505104    25864  1799827 SH       SOLE       367429   1432398      0    0
Bank of New York Mellon Corp.  COM            064058100    25760  1043326 SH       SOLE       226000    817326      0    0
Bristol-Myers                  COM            110122108    26391  1058188 SH       SOLE       204942    853246      0    0
CBIZ Inc                       COM            124805102       64    10098 SH       SOLE                  10098      0    0
CSX Corp.                      COM            126408103     1636    32970 SH       SOLE                  32970      0    0
CVS Caremark Corp.             COM            126650100     1984    67680 SH       SOLE                  67680      0    0
Carnival Cruise Lines Inc Cl.  COM            143658300    20278   670567 SH       SOLE       147000    523567      0    0
Chevron Corp.                  COM            166764100    25814   380405 SH       SOLE       70500     309905      0    0
China Youth Media Inc          COM            16947Y107        1    20000 SH       SOLE                  20000      0    0
Church & Dwight                COM                          1141    18190 SH       SOLE                  18190      0    0
Cisco Systems Inc              COM            17275R102    28618  1342939 SH       SOLE       249500   1093439      0    0
Coca-Cola Co.                  COM            191216100    13183   263029 SH       SOLE       50000     213029      0    0
Comcast Corp. - Special Class  COM            20030N200     2289   139295 SH       SOLE                 139295      0    0
Compugen Ltd                   COM            011768504      167    50000 SH       SOLE                  50000      0    0
ConocoPhillips                 COM            20825c104    28527   581117 SH       SOLE       125000    456117      0    0
Continuecare Corp.             COM            212172100      335   100000 SH       SOLE                 100000      0    0
Corning Inc.                   COM            219350105    24014  1486907 SH       SOLE       310000   1176907      0    0
Covidien Plc                   COM            G2554F105    19353   481653 SH       SOLE       86000     395653      0    0
Dell Inc                       COM            24702r101    25221  2091265 SH       SOLE       427000   1664265      0    0
Devon Energy Co.               COM            25179m103    29455   483499 SH       SOLE       100500    382999      0    0
Ebay Inc                       COM            278642103    26380  1345209 SH       SOLE       271000   1074209      0    0
Exxon Mobil Corporation        COM            30231g102     2442    42785 SH       SOLE                  42785      0    0
General Electric Co.           COM            369604103      810    56170 SH       SOLE                  56170      0    0
Genzyme                        COM            372917104    16242   319923 SH       SOLE       76500     243423      0    0
Hewlett-Packard Co.            COM            428236103     2086    48190 SH       SOLE                  48190      0    0
ITT Industries Inc.            COM            450911102     1308    29120 SH       SOLE                  29120      0    0
International Business Machine COM            459200101     4482    36296 SH       SOLE       3500       32796      0    0
J. P. Morgan Chase & Co.       COM            46625H100    29237   798611 SH       SOLE       153500    645111      0    0
Johnson & Johnson              COM            478160104     1344    22762 SH       SOLE                  22762      0    0
Johnson Controls Inc.          COM            478366107    13384   498093 SH       SOLE       113700    384393      0    0
McGraw Hill Inc.               COM            580645109    25233   896701 SH       SOLE       188000    708701      0    0
Medtronic Inc.                 COM            585055106    10703   295084 SH       SOLE       63000     232084      0    0
Merck & Co., Inc.              COM            58933Y105      402    11502 SH       SOLE                  11502      0    0
MetLife Inc.                   COM            59156r108     1634    43270 SH       SOLE                  43270      0    0
MicroIslet, Inc.               COM            59507q106        0    39000 SH       SOLE                  39000      0    0
Microsoft Corporation          COM            594918104    25133  1092251 SH       SOLE       206500    885751      0    0
Monster Worldwide Inc.         COM            611742107    22907  1966232 SH       SOLE       415000   1551232      0    0
Morgan Stanley                 COM            617446448    21005   904990 SH       SOLE       190000    714990      0    0
Novellus Systems               COM            670008101    11153   439792 SH       SOLE       90000     349792      0    0
Oracle Corp.                   COM            68389X105     1860    86665 SH       SOLE                  86665      0    0
Pfizer Inc.                    COM            717081103      465    32626 SH       SOLE                  32626      0    0
PraxAir                        COM            74005P104      888    11690 SH       SOLE                  11690      0    0
Procter & Gamble Co            COM            742718109    14345   239155 SH       SOLE       39000     200155      0    0
Pulte Group Inc                COM            745867101      264    31850 SH       SOLE                  31850      0    0
Rockwell Collins Inc.          COM            774341101     1713    32240 SH       SOLE                  32240      0    0
St. Jude Medical Inc.          COM            790849103     9531   264090 SH       SOLE       70000     194090      0    0
Staples Inc.                   COM            855030102    23999  1259777 SH       SOLE       255000   1004777      0    0
State Street Corp.             COM            857477103    23233   686950 SH       SOLE       153000    533950      0    0
Thermo Fisher Scientific       COM            883556102     1743    35540 SH       SOLE                  35540      0    0
Tidewater Inc.                 COM            886423102    19593   506030 SH       SOLE       124000    382030      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Time Warner Cable              COM            88732J207     1057    20304 SH       SOLE                  20304      0    0
Time Warner Inc                COM            887317303     1552    53669 SH       SOLE                  53669      0    0
Tyco Electronics Ltd           COM            H8912P106    16558   652409 SH       SOLE       137750    514659      0    0
Tyco International LTD         COM            H89128104    28765   816504 SH       SOLE       166500    650004      0    0
United Parcel Service -Cl B    COM            911312106     1546    27170 SH       SOLE                  27170      0    0
United Tech. Corp.             COM            913017109     1684    25940 SH       SOLE                  25940      0    0
Valero Energy                  COM            91913Y100    22807  1268453 SH       SOLE       243500   1024953      0    0
Wal-Mart Stores Inc.           COM            931142103      363     7561 SH       SOLE                   7561      0    0
Walgreen Co.                   COM            931422109    23946   896871 SH       SOLE       194000    702871      0    0
Wells Fargo Company            COM            949746101     1036    40461 SH       SOLE                  40461      0    0
Western Union                  COM            959802109    27249  1827587 SH       SOLE       365000   1462587      0    0
Winston Pharmaceuticals        COM            975657107        2    10115 SH       SOLE                  10115      0    0
Wyndham Worldwide Corp         COM            98310w108     1032    51219 SH       SOLE                  51219      0    0
Zimmer Holdings Inc.           COM            98956P102     9173   169715 SH       SOLE       37000     132715      0    0
E-Kong Group Ltd.                             G2952Q109        1    12500 SH       SOLE                  12500      0    0
Enviornmental Energy Service                  29406q101        0    10000 SH       SOLE                  10000      0    0
Prism Support Hldgs LLC                       3030551          0   250000 SH       SOLE                 250000      0    0


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